S000029199 [Member] Performance Management - Opportunistic Credit Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Past Does Not Indicate Future [Text]	Past performance, both before-tax and after-tax, is no indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	The Opportunistic Credit Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund's secondary benchmark and investment strategies.
Bar Chart Narrative [Text Block]
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart [Heading]	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Quarterly Return: 10.16% (2Q/20) Lowest Quarterly Return: (13.94)% (1Q/20)
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Performance Table Narrative
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The first benchmark in the table is the Fund's primary benchmark. The second benchmark in the table is the Fund's secondary benchmark. The Opportunistic Credit Linked Benchmark represents the returns of the Opportunistic Credit Blended Benchmark (a blended benchmark comprised of 60% ICE BofA Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index) through December 31, 2018 and the returns of the Opportunistic Credit Composite Index (a composite index comprised of 50% ICE BofA Developed Markets High Yield Constrained Index Hedged (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index and 10% Bloomberg U.S. Corporate Index) thereafter and is included because RIM changed the Fund’s secondary benchmark from the Opportunistic Credit Blended Benchmark to the Opportunistic Credit Composite Index on January 1, 2019. The Opportunistic Credit Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund's secondary benchmark and investment strategies. RIM assesses the Fund's performance relative to its secondary benchmark.
After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	https://russellinvestments.com
Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(13.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020